SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Employees and Directors [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Number of Options, Outstanding at the beginning of the period | shares	3,290,162
Number of Options, Granted | shares	1,600,000
Number of Options, Exercised | shares	(461,402)
Number of Options, Forfeiture | shares	(23,125)
Number of Options, Outstanding at the end of the period | shares	4,405,635
Number of Options, Exercisable | shares	1,291,533
Weighted average exercise price, Outstanding at the beginning of the period | $ / shares	$ 3.57
Weighted average exercise price, Granted | $ / shares	12.79
Weighted average exercise price, Exercised | $ / shares	2.70
Weighted average exercise price, Forfeiture | $ / shares	4.91
Weighted average exercise price, Outstanding at the end of the period | $ / shares	7.00
Weighted average exercise price, Exercisable | $ / shares	$ 3.12
Weighted average remaining contractual term, beginning of the period	7 years 10 months 28 days
Weighted average remaining contractual term, end of the period	8 years 4 months 6 days
Weighted average remaining contractual term, exercisable	7 years 14 days
Aggregate Intrinsic Value Price, Outstanding at the beginning of the period | $	$ 8,768
Aggregate Intrinsic Value Price, Outstanding at the end of the period | $	23,808
Aggregate Intrinsic Value Price, Exercisable | $	$ 11,710